Supplemental guarantor consolidated statement of cash flows (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2021		Jun. 30, 2020
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities		$ (1,413)		$ 41,060
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(1)		(1)
Disposal of subsidiaries, associates and intangible assets	[1]	437		14
Purchase of property, equipment and software		(757)		(725)
Disposal of property, equipment and software		264		4
Purchase of financial assets measured at fair value through other comprehensive income		(1,950)		(4,132)
Disposal and redemption of financial assets measured at fair value through other comprehensive income		2,324		1,944
Net (purchase) / redemption of debt securities measured at amortized cost		116		(4,817)
Net cash flow from / (used in) investing activities		434		(7,713)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		(3,877)		14,912
Distributions paid on UBS shares		(4,539)		(2,550)
Repayment of lease liabilities		(274)		(262)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	[2],[3]	63,845		46,001
Repayment of debt designated at fair value and long-term debt measured at amortized cost	[2],[3]	(45,244)		(46,137)
Net changes in non-controlling interests		(4)		(4)
Net activity related to group internal capital transactions and dividends		0		0
Net cash flow from / (used in) financing activities		9,908		11,960
Total cash flow
Cash and cash equivalents at the beginning of the period		173,430		119,804
Net cash flow from / (used in) operating, investing and financing activities		8,929		45,308
Effects of exchange rate differences on cash and cash equivalents		(5,389)		1,567
Cash and cash equivalents at the end of the period	[5]	176,971	[4]	166,679	[6]
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	[7]	160,541		149,430
of which: loans and advances to banks		15,001		14,339
of which: money market paper		1,428		2,911
Restricted cash and cash equivalents		3,432		5,393
UBS AG (standalone) | Reportable legal entities
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	[8]	(3,264)		7,484
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[8]	0		0
Disposal of subsidiaries, associates and intangible assets	[8]	16	[1]	14
Purchase of property, equipment and software	[8]	(313)		(277)
Disposal of property, equipment and software	[8]	264		1
Purchase of financial assets measured at fair value through other comprehensive income	[8]	(11)		(77)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[8]	11		27
Net (purchase) / redemption of debt securities measured at amortized cost	[8]	273		(3,126)
Net cash flow from / (used in) investing activities	[8]	239		(3,437)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[8]	(3,863)		14,916
Distributions paid on UBS shares	[8]	(4,539)		(2,550)
Repayment of lease liabilities	[8]	(143)		(133)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	[3],[8]	63,422		45,597
Repayment of debt designated at fair value and long-term debt measured at amortized cost	[3],[8]	(44,428)		(45,770)
Net changes in non-controlling interests	[8]	0		0
Net activity related to group internal capital transactions and dividends	[8]	2,224		1,513
Net cash flow from / (used in) financing activities	[8]	12,673		13,573
Total cash flow
Cash and cash equivalents at the beginning of the period		39,400	[8]	39,598
Net cash flow from / (used in) operating, investing and financing activities	[8]	9,648		17,620
Effects of exchange rate differences on cash and cash equivalents	[8]	(945)		48
Cash and cash equivalents at the end of the period	[8]	48,103	[4]	57,266	[6]
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	[8]	42,676		51,139
of which: loans and advances to banks	[8]	4,655		4,492
of which: money market paper	[8]	772		1,635
UBS Switzerland AG | Reportable legal entities
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	[8]	1,407		16,765
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[8]	(1)		(1)
Disposal of subsidiaries, associates and intangible assets	[8]	0	[1]	0
Purchase of property, equipment and software	[8]	(134)		(139)
Disposal of property, equipment and software	[8]	0		0
Purchase of financial assets measured at fair value through other comprehensive income	[8]	0		0
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[8]	0		0
Net (purchase) / redemption of debt securities measured at amortized cost	[8]	293		(373)
Net cash flow from / (used in) investing activities	[8]	158		(513)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[8]	(14)		(3)
Distributions paid on UBS shares	[8]	0		0
Repayment of lease liabilities	[8]	0		0
Issuance of debt designated at fair value and long-term debt measured at amortized cost	[3],[8]	289		336
Repayment of debt designated at fair value and long-term debt measured at amortized cost	[3],[8]	(570)		(306)
Net changes in non-controlling interests	[8]	0		0
Net activity related to group internal capital transactions and dividends	[8]	(537)		(749)
Net cash flow from / (used in) financing activities	[8]	(833)		(723)
Total cash flow
Cash and cash equivalents at the beginning of the period		93,342	[8]	62,551
Net cash flow from / (used in) operating, investing and financing activities	[8]	732		15,529
Effects of exchange rate differences on cash and cash equivalents	[8]	(3,926)		1,549
Cash and cash equivalents at the end of the period	[8]	90,148	[4]	79,629	[6]
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	[8]	88,250		77,212
of which: loans and advances to banks	[8]	1,610		1,979
of which: money market paper	[8]	288		437
Other subsidiaries | Reportable legal entities
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	[8]	445		16,811
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[8]	0		0
Disposal of subsidiaries, associates and intangible assets	[8]	421	[1]	0
Purchase of property, equipment and software	[8]	(310)		(309)
Disposal of property, equipment and software	[8]	1		3
Purchase of financial assets measured at fair value through other comprehensive income	[8]	(1,939)		(4,055)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[8]	2,313		1,917
Net (purchase) / redemption of debt securities measured at amortized cost	[8]	(449)		(1,318)
Net cash flow from / (used in) investing activities	[8]	36		(3,762)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[8]	0		(1)
Distributions paid on UBS shares	[8]	0		0
Repayment of lease liabilities	[8]	(130)		(129)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	[3],[8]	134		68
Repayment of debt designated at fair value and long-term debt measured at amortized cost	[3],[8]	(246)		(62)
Net changes in non-controlling interests	[8]	(4)		(4)
Net activity related to group internal capital transactions and dividends	[8]	(1,687)		(763)
Net cash flow from / (used in) financing activities	[8]	(1,932)		(890)
Total cash flow
Cash and cash equivalents at the beginning of the period		40,689	[8]	17,655
Net cash flow from / (used in) operating, investing and financing activities	[8]	(1,451)		12,160
Effects of exchange rate differences on cash and cash equivalents	[8]	(518)		(30)
Cash and cash equivalents at the end of the period	[8]	38,721	[4]	29,784	[6]
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	[8]	29,616		21,078
of which: loans and advances to banks	[8]	8,735		7,867
of which: money market paper	[8]	$ 369		$ 839

[1]	Includes cash proceeds from the sale of UBS’s minority investment in Clearstream Fund Centre for the period ended 30 June 2021, and dividends received from associates in both periods
[2]	Includes funding from UBS Group AG measured at amortized cost (recognized in Funding from UBS Group AG in the balance sheet) and measured at fair value (recognized in Other financial liabilities designated at fair value in the balance sheet).
[3]	Includes funding from UBS Group AG to UBS AG.
[4]	Comprises balances with an original maturity of three months or less. USD 3,432 million of cash and cash equivalents were restricted.
[5]	USD 3,432 million and USD 5,393 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 30 June 2021 and 30 June 2020, respectively. Refer to “Note 23 Restricted and transferred financial assets” in the “Consolidated financial statements” section of the Annual Report 2020 for more information.
[6]	Comprises balances with an original maturity of three months or less. USD 5,393 million of cash and cash equivalents were restricted.
[7]	Includes only balances with an original maturity of three months or less.
[8]	Cash flows generally represent a third-party view from a UBS AG consolidated perspective, except for Net activity related to group internal capital transactions and dividends